Cash and cash equivalents balance from the statement of cash flows (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade payables, short-term contract liabilities and other current liabilities
Other cash equivalents	€ 82,628	€ 70,655	€ 17,933
Cash at bank and at hand	16,684	25,908	8,985
Cash and cash equivalents	99,312	96,564	26,918	€ 86,736
Cash and cash equivalents balance from the statement of cash flows	€ 99,312	€ 96,564	€ 26,918